Quarterly Holdings Report
for
Fidelity Simplicity RMD 2030 Fund℠
October 31, 2024
R100-NPRT1-1224
1.9907131.101
Bond Funds - 36.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	421	4,103
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,248	32,584
Fidelity Series Emerging Markets Debt Fund (a)	410	3,277
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	106	971
Fidelity Series Floating Rate High Income Fund (a)	69	617
Fidelity Series High Income Fund (a)	384	3,329
Fidelity Series International Developed Markets Bond Index Fund (a)	2,763	24,200
Fidelity Series Investment Grade Bond Fund (a)	10,870	108,812
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,480	41,512
Fidelity Series Real Estate Income Fund (a)	61	609
TOTAL BOND FUNDS (Cost $220,062)		220,014

Domestic Equity Funds - 33.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	561	7,205
Fidelity Series Blue Chip Growth Fund (a)	1,103	20,232
Fidelity Series Commodity Strategy Fund (a)	16	1,401
Fidelity Series Growth Company Fund (a)	1,465	36,844
Fidelity Series Intrinsic Opportunities Fund (a)	581	6,415
Fidelity Series Large Cap Stock Fund (a)	1,584	36,521
Fidelity Series Large Cap Value Index Fund (a)	653	11,074
Fidelity Series Opportunistic Insights Fund (a)	890	22,085
Fidelity Series Small Cap Core Fund (a)	74	899
Fidelity Series Small Cap Discovery Fund (a)	302	3,410
Fidelity Series Small Cap Opportunities Fund (a)	556	8,273
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,642	24,740
Fidelity Series Value Discovery Fund (a)	1,384	22,748
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,693)		201,847

International Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	770	12,467
Fidelity Series Emerging Markets Fund (a)	1,375	12,898
Fidelity Series Emerging Markets Opportunities Fund (a)	2,664	51,628
Fidelity Series International Growth Fund (a)	1,790	32,999
Fidelity Series International Small Cap Fund (a)	490	8,745
Fidelity Series International Value Fund (a)	2,570	33,097
Fidelity Series Overseas Fund (a)	2,340	32,900
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $156,214)		184,734

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $489)	4.91	489	489

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $527,458)	607,084
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(427)
NET ASSETS - 100.0%	606,657

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,527	1,442	30	1	17	4,103
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	40,542	3,335	10,780	328	(176)	(337)	32,584
Fidelity Series All-Sector Equity Fund	9,320	380	2,909	-	440	(26)	7,205
Fidelity Series Blue Chip Growth Fund	26,344	3,157	8,425	2,311	882	(1,726)	20,232
Fidelity Series Canada Fund	15,401	763	4,175	-	450	28	12,467
Fidelity Series Commodity Strategy Fund	6,732	195	5,364	177	(275)	113	1,401
Fidelity Series Emerging Markets Debt Fund	4,239	138	1,143	42	45	(2)	3,277
Fidelity Series Emerging Markets Debt Local Currency Fund	1,265	10	324	-	4	16	971
Fidelity Series Emerging Markets Fund	16,352	819	4,758	-	457	28	12,898
Fidelity Series Emerging Markets Opportunities Fund	65,487	3,453	19,774	-	2,134	328	51,628
Fidelity Series Floating Rate High Income Fund	793	54	232	18	-	2	617
Fidelity Series Government Money Market Fund	-	489	-	-	-	-	489
Fidelity Series Growth Company Fund	49,434	410	15,394	-	4,099	(1,705)	36,844
Fidelity Series High Income Fund	4,316	127	1,182	69	47	21	3,329
Fidelity Series International Developed Markets Bond Index Fund	30,756	1,385	8,211	120	110	160	24,200
Fidelity Series International Growth Fund	43,490	1,490	11,933	-	899	(947)	32,999
Fidelity Series International Small Cap Fund	12,031	216	3,338	-	319	(483)	8,745
Fidelity Series International Value Fund	43,242	1,701	11,239	-	1,647	(2,254)	33,097
Fidelity Series Intrinsic Opportunities Fund	8,960	876	2,613	639	(93)	(715)	6,415
Fidelity Series Investment Grade Bond Fund	148,831	6,600	45,658	1,592	43	(1,004)	108,812
Fidelity Series Large Cap Stock Fund	46,481	4,433	14,305	2,398	2,018	(2,106)	36,521
Fidelity Series Large Cap Value Index Fund	14,237	493	4,111	-	543	(88)	11,074
Fidelity Series Long-Term Treasury Bond Index Fund	54,911	2,976	15,148	473	(901)	(326)	41,512
Fidelity Series Opportunistic Insights Fund	29,172	469	9,342	-	2,475	(689)	22,085
Fidelity Series Overseas Fund	43,192	2,138	11,500	-	1,146	(2,076)	32,900
Fidelity Series Real Estate Income Fund	788	27	220	12	5	9	609
Fidelity Series Small Cap Core Fund	1,438	11	524	-	39	(65)	899
Fidelity Series Small Cap Discovery Fund	3,790	1,008	1,203	-	(12)	(173)	3,410
Fidelity Series Small Cap Opportunities Fund	14,205	1,238	6,080	1,013	571	(1,661)	8,273
Fidelity Series Stock Selector Large Cap Value Fund	31,759	1,192	9,586	-	1,356	19	24,740
Fidelity Series Value Discovery Fund	28,318	2,410	8,641	-	582	79	22,748
	795,826	47,520	239,554	9,222	18,855	(15,563)	607,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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